SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended		18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0	$ 323		$ 323	$ 323
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				747,267	2,692,972
Description of Tax Benefit				more than 50% likely to be realized upon ultimate settlement